Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	3 Months Ended	6 Months Ended	3 Months Ended			9 Months Ended	3 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Apr. 19, 2013 RMG [Member]	Apr. 19, 2013 Predecessor [Member] Common Class L [Member]	Oct. 31, 2012 Predecessor [Member] Common Class L [Member]	Oct. 31, 2012 Predecessor [Member] Common Class L [Member]	Apr. 19, 2013 Predecessor [Member] Nonvoting Common Stock [Member]	Oct. 31, 2012 Predecessor [Member] Nonvoting Common Stock [Member]	Oct. 31, 2012 Predecessor [Member] Nonvoting Common Stock [Member]	Apr. 19, 2013 Predecessor [Member]	Oct. 31, 2012 Predecessor [Member]	Oct. 31, 2012 Predecessor [Member]
Revenue:
Advertising	$ 4,308,717	$ 9,565,274	$ 1,661,245
Products	5,460,746	10,529,906								2,239,236	2,649,929	10,194,272
Maintenance and content services	3,232,466	5,805,021								3,594,520	4,205,005	12,580,250
Professional services	2,580,894	4,732,649	116,272							1,323,559	1,633,319	4,594,712
Total Revenue	15,582,823	30,632,850	1,777,517							7,157,315	8,488,253	27,369,234
Cost of Revenue:
Advertising	3,352,016	6,707,899	890,789
Products	3,729,288	6,990,780								1,498,135	1,737,357	6,032,851
Maintenance and content services	873,340	1,445,773								611,692	461,931	1,897,139
Professional services	1,344,836	2,542,140								861,640	1,294,542	3,307,023
Total Cost of Revenue	9,299,480	17,686,592	890,789							2,971,467	3,493,830	11,237,013
Gross Profit	6,283,343	12,946,258	886,728							4,185,848	4,994,423	16,132,221
Operating expenses:
Sales and marketing	4,324,370	7,675,656	454,381							1,729,871	1,793,627	5,470,117
General and administrative	3,888,646	6,504,162	157,626							1,739,348	1,635,405	5,376,430
Research and development	904,610	1,711,010	89,923							512,985	474,728	1,498,249
Acquisition expenses	789,653	1,995,250	4,629,505							3,143,251	0	0
Depreciation and amortization	1,679,344	2,971,620	8,139							140,293	375,552	1,026,914
Total operating expenses	11,586,623	20,857,698	5,339,574							7,265,748	4,279,312	13,371,710
Operating income (loss)	(5,303,280)	(7,911,440)	(4,452,846)							(3,079,900)	715,111	2,760,511
Other Income (Expense):
Warrant liability expense	2,090,667	(1,829,333)	(2,733,334)
Interest expense and other – net	(949,671)	(1,695,988)	(29,986)							(14,553)	(7,667)	(63,802)
Income (loss) before income taxes	(4,162,284)	(11,436,761)	(7,216,166)							(3,094,453)	707,444	2,696,709
Income tax expense (benefit)										(540,897)	205,274	846,801
Net income (loss)	(4,162,284)	(11,436,761)	(7,216,166)							(2,553,556)	502,170	1,849,908
Other comprehensive income -
Foreign currency translation adjustments	178,661	191,818	0							(121,144)	16,004	65,454
Total comprehensive income (loss)	$ (3,983,623)	$ (11,244,943)	$ (7,216,166)							$ (2,674,700)	$ 518,174	$ 1,915,362
Basic and dilutive net income (loss) per share of Common Stock (in Dollars per share)	$ (0.46)	$ (1.46)	$ (2.31)	$ (2.55)	$ 0.50	$ 1.85
Weighted average shares used in computing basic and dilutive net income (loss) per share of Common Stock (in Shares)	9,028,083	7,824,059	3,124,252	1,000,000	1,000,000	1,000,000	68,889	82,778	82,778